                      SUPPLEMENT DATED APRIL 30, 2010 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

THE ASSET ALLOCATION PROGRAM -- PERIODIC UPDATE OF ASSET ALLOCATION MODELS EFFECTIVE CLOSE OF BUSINESS ON JULY 16, 2010.

The supplement serves as notice that, effective close of business on July 16, 2010, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program available in your contract will be updated. As discussed in your prospectus, when your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing). Please refer to the "Periodic Updates of Asset Allocation Models and Notices of Updates" provision in the "Asset Allocation Program" section of your prospectus for more information.

The table with the Asset Allocation Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, which is in the "Asset Allocation Program" section of your prospectus, is replaced with the following two tables (one with current allocations and the other with allocations that will be in effect after the close of business on July 16, 2010).

45150NY SUPPC 04/30/10

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

          EFFECTIVE AFTER THE CLOSE OF BUSINESS ON FEBRUARY 12, 2010

                                          PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
-------------------------------------------------------------------------------------------------------
EQUITIES
-------------------------------------------------------------------------------------------------------
Large Cap Growth                 Prudential Jennison 20/20
                                 Focus Fund -- Class A             2%      3%      5%      6%      7%
                                 ----------------------------------------------------------------------
                                 T. Rowe Price Growth Stock
                                 Fund -- Advisor Class             1%      3%      4%      6%      7%
-------------------------------------------------------------------------------------------------------
Large Cap Core                   Davis New York Venture Fund
                                 -- Class A                        4%      8%     12%     15%     20%
                                 ----------------------------------------------------------------------
                                 Evergreen Equity Trust --
                                 Evergreen Enhanced S&P 500
                                 Fund -- Class A                   4%      8%     12%     15%     20%
-------------------------------------------------------------------------------------------------------
Large Cap Value                  American Century Capital
                                 Portfolios, Inc. -- American
                                 Century Equity Income Fund --
                                 Class A                           1%      2%      3%      5%      5%
                                 ----------------------------------------------------------------------
                                 Eaton Vance Special
                                 Investment Trust -- Eaton
                                 Vance Large-Cap Value Fund --
                                 Class A                           1%      2%      4%      5%      6%
-------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II --
                                 Fidelity Advisor Mid Cap II
                                 Fund -- Class A                   1%      2%      3%      4%      5%
-------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust
                                 -- Columbia Mid Cap Value
                                 Fund -- Class A                   1%      2%      3%      4%      5%
-------------------------------------------------------------------------------------------------------
Small Cap Core                   Oppenheimer Main Street Small
                                 Cap Fund -- Class A               0%      1%      1%      2%      2%
-------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural
                                 Resources Fund, Inc. -- Class
                                 A                                 0%      1%      1%      1%      2%
-------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund --
                                 Class A                           1%      2%      3%      4%      5%
-------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty
                                 Shares, Inc. -- Cohen &
                                 Steers Global Realty
                                 Shares -- Class A                 0%      0%      0%      1%      1%
-------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust
                                 -- Columbia Marsico
                                 International Opportunities
                                 Fund -- Class A                   2%      3%      4%      5%      6%
-------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianceBernstein Trust --
                                 AllianceBernstein
                                 International Value Fund --
                                 Class A                           1%      1%      2%      2%      3%
                                 ----------------------------------------------------------------------
                                 Allianz Funds -- Allianz NFJ
                                 International Value Fund --
                                 Class A                           1%      2%      2%      3%      3%
-------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds --
                                 Putnam International Capital
                                 Opportunities Fund -- Class A     0%      0%      1%      2%      3%
-------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                              20%     40%     60%     80%    100%
-------------------------------------------------------------------------------------------------------
FIXED INCOME
-------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan
                                 Core Bond Fund -- Class A        20%     15%     10%      2%      0%
                                 ----------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total
                                 Return Fund -- Class A           20%     15%     10%      3%      0%
-------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low
                                 Duration Fund -- Class A         31%     21%     11%      4%      0%
-------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government
Securities                       Income Trust -- American
                                 Century Inflation-Adjusted
                                 Bond Fund -- Advisor Class        5%      5%      5%      5%      0%
-------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High
                                 Yield Fund -- Class A             2%      2%      2%      3%      0%
-------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Mutual Funds
                                 Trust -- Eaton Vance
                                 Floating-Rate Fund -- Class A     2%      2%      2%      3%      0%
-------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                          80%     60%     40%     20%      0%
-------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 16, 2010

                                          PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
-------------------------------------------------------------------------------------------------------
EQUITIES
-------------------------------------------------------------------------------------------------------
Large Cap Growth                 Prudential Jennison 20/20
                                 Focus Fund -- Class A             1%      2%      3%      4%      5%
                                 ----------------------------------------------------------------------
                                 T. Rowe Price Growth Stock
                                 Fund -- Advisor Class             1%      2%      3%      4%      6%
-------------------------------------------------------------------------------------------------------
Large Cap Core                   Davis New York Venture Fund
                                 -- Class A                        4%      8%     12%     16%     20%
                                 ----------------------------------------------------------------------
                                 Evergreen Equity Trust --
                                 Evergreen Enhanced S&P 500
                                 Fund -- Class A                   4%      9%     12%     17%     20%
-------------------------------------------------------------------------------------------------------
Large Cap Value                  American Century Capital
                                 Portfolios, Inc. -- American
                                 Century Equity Income Fund --
                                 Class A                           1%      2%      3%      4%      5%
                                 ----------------------------------------------------------------------
                                 Eaton Vance Special
                                 Investment Trust -- Eaton
                                 Vance Large-Cap Value Fund --
                                 Class A                           1%      2%      3%      4%      5%
-------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II --
                                 Fidelity Advisor Mid Cap II
                                 Fund -- Class A                   1%      2%      3%      4%      5%
-------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust
                                 -- Columbia Mid Cap Value
                                 Fund -- Class A                   1%      2%      3%      4%      5%
-------------------------------------------------------------------------------------------------------
Small Cap Core                   Oppenheimer Main Street Small
                                 Cap Fund -- Class A               2%      3%      5%      6%      8%
-------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural
                                 Resources Fund, Inc. -- Class
                                 A                                 0%      0%      1%      1%      1%
-------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund --
                                 Class A                           1%      2%      3%      4%      5%
-------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty
                                 Shares, Inc. -- Cohen &
                                 Steers Global Realty
                                 Shares -- Class A                 0%      0%      1%      1%      1%
-------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust
                                 -- Columbia Marsico
                                 International Opportunities
                                 Fund -- Class A                   1%      2%      3%      4%      5%
-------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianceBernstein Trust --
                                 AllianceBernstein
                                 International Value Fund --
                                 Class A                           0%      1%      1%      2%      2%
                                 ----------------------------------------------------------------------
                                 Allianz Funds -- Allianz NFJ
                                 International Value Fund --
                                 Class A                           1%      1%      2%      2%      3%
-------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds --
                                 Putnam International Capital
                                 Opportunities Fund -- Class A     1%      2%      2%      3%      4%
-------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                              20%     40%     60%     80%    100%
-------------------------------------------------------------------------------------------------------
FIXED INCOME
-------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan
                                 Core Bond Fund -- Class A        20%     15%     10%      2%      0%
                                 ----------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total
                                 Return Fund -- Class A           20%     15%     10%      5%      0%
-------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low
                                 Duration Fund -- Class A         32%     22%     12%      5%      0%
-------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government
Securities                       Income Trust -- American
                                 Century Inflation-Adjusted
                                 Bond Fund -- Advisor Class        5%      5%      5%      5%      0%
-------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High
                                 Yield Fund -- Class A             3%      3%      3%      3%      0%
-------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                          80%     60%     40%     20%      0%
-------------------------------------------------------------------------------------------------------

                                      3